E&E ASSETS - Miller Project (Details)					12 Months Ended
	Feb. 01, 2023 USD ($)	Feb. 01, 2022 USD ($)	Feb. 01, 2021 USD ($) shares	Dec. 17, 2020 USD ($) km² claim m shares	Dec. 31, 2022 USD ($) km² claim m	Dec. 31, 2021 USD ($)	Dec. 31, 2021 CAD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2020 CAD ($)
E&E ASSETS
Total number of unpatented lode mining claims | claim					281
Carrying value					$ 2,369,034	$ 1,286,156	$ 1,632,043	$ 686,737	$ 875,371
Miller
E&E ASSETS
Annual lease payments made	$ 25,000		$ 50,000	$ 50,000
Annual lease payments made in shares | shares			5,000	5,000
Annual lease payments to be made, February 1, 2024 and each year thereafter				$ 30,000	30,000
Annual lease payments due every year thereafter					30,000
Maximum annual lease payments to be made, thereafter				$ 500,000	$ 500,000
First work commitment (in meters) | m				2,000	2,000
Second work commitment (in meters) | m				3,000	3,000
Purchase price of the net smelter return royalty that can be bought				$ 2,000,000	$ 500,000
Percentage of net smelter return royalty, if the Company options or purchases claims within the area of influence from third parties				0.50%	2.00%
Percentage of net smelter return royalty that can be bought				1.00%	0.50%
Percentage of net smelter return royalty				2.00%	2.00%
Reduction in net smelter return royalty upon payment of specified amount					50.00%
Percentage of net smelter return royalty upon payment of specified amount				1.00%	1.00%
Payment to reduce net smelter return royalty					$ 2,000,000
Number of claims in the original lease agreement | claim				117	117
Number of additional claims staked in | claim				164	164
Total number of unpatented lode mining claims | claim				281
Area of unpatented lode mining claims (in km2) | km²				23.5	23.5
Number of newly staked claims under dispute | claim				134	134
Number of original claims under dispute | claim				36	36
Carrying value					$ 302,840	197,837	$ 250,982
Primary term of the lease				35 years
Period after the Listing Date within which the first work commitment is to be fulfilled				18 months
Period after the Listing Date within which the second work commitment is to be fulfilled				36 months
Purchase price of entire interest in project				$ 500,000
Acquisition costs capitalized						$ 88,888
Miller | Payment of lease liabilities
E&E ASSETS
Annual lease payments made		$ 25,000
Annual lease payments to be made, February 1, 2023	$ 25,000